Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 89.84%
ASSET-BACKED SECURITIES — 14.77%**
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
0.00% 01/21/32
1,2,3
$ 45,000 $ 45,022
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.27%)
1.51% 10/25/32
1,2,3
180,000 180,153
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.16% 03/15/52
1,4
573,967 41,186
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
140,000 142,216
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
2.68% 03/02/46
1,2,3,5,6
419,900 48,353
Dryden 85 CLO Ltd.,
Series 2020-85A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
1.56% 10/15/32
1,2,3
200,000 200,419
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
109,292 110,538
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.47% 10/19/32
1,2,3
180,000 180,194
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.77% 04/20/28
1,2,3
100,000 100,050
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
0.00% 01/20/34
1,2,3
40,000 40,020
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.51% 08/15/31
2
150,962 135,950
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
0.96% 10/27/70
2
215,000 188,560
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.41% 01/25/83
2
$ 340,000 $ 310,400
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.41% 04/26/83
2
340,000 312,900
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 04/25/73
2
340,000 327,577
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/25/73
2
235,000 231,585
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/26/83
2
340,000 325,649
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
290,765 333,542
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
306,950 381,489
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.84% 01/17/32
1,2,3
25,000 25,012
Total Asset-Backed Securities
(Cost $3,999,060) 3,660,815
CORPORATES — 27.80%*
Banking — 1.99%
Bank of America Corp.
(MTN)
2.88% 10/22/30
4
55,000 60,443
4.08% 03/20/51
4
30,000 37,910
Comerica, Inc.
5.63% 10/01/69
4
45,000 49,950
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,4
100,000 102,529
JPMorgan Chase & Co.
2.18% 06/01/28
4
85,000 90,334
Santander UK Group Holdings PLC
(United Kingdom)
4.80% 11/15/24
3,4
65,000 72,322
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
75,000 79,918
493,406

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 5.00%
AT&T, Inc.
3.50% 09/15/53
1
$ 65,000 $ 65,346
3.80% 12/01/57
1
136,000 142,570
4.75% 05/15/46 15,000 18,532
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 05/01/32
1
36,000 38,475
5.38% 06/01/29
1
30,000 32,922
CenturyLink, Inc.
4.00% 02/15/27
1
24,000 24,741
CSC Holdings LLC
5.38% 02/01/28
1
5,000 5,350
6.50% 02/01/29
1
65,000 73,510
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,7,8
38,000 27,170
9.75% 07/15/25
1,3,7,8
71,000 51,305
Level 3 Financing, Inc.
5.38% 05/01/25 16,000 16,420
Qwest Corp.
7.25% 09/15/25 70,000 82,775
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
200,000 219,534
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
105,000 114,053
Time Warner Cable LLC
5.50% 09/01/41 100,000 128,909
Virgin Media Secured Finance PLC
(United Kingdom)
5.50% 05/15/29
1,3
66,000 71,632
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
10,000 12,418
4.88% 06/19/49
3
48,000 64,257
Walt Disney Co. (The)
2.65% 01/13/31 45,000 49,394
1,239,313
Consumer Discretionary — 1.11%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide,
Inc.
4.90% 02/01/46 85,000 110,865
Bacardi Ltd.
(Bermuda)
5.30% 05/15/48
1,3
40,000 55,667
BAT Capital Corp.
2.73% 03/25/31 25,000 25,915
4.54% 08/15/47 75,000 83,416
275,863
Electric — 0.66%
Entergy Texas, Inc.
3.45% 12/01/27 150,000 164,330
Energy — 4.46%
Antero Resources Corp.
5.00% 03/01/25 83,000 79,006
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
BP Capital Markets America, Inc.
3.63% 04/06/30 $ 20,000 $ 23,317
Cheniere Energy Partners LP
5.25% 10/01/25 29,000 29,790
Energy Transfer Operating LP
5.00% 05/15/50 15,000 16,358
5.50% 06/01/27 3,000 3,536
Exxon Mobil Corp.
2.61% 10/15/30 60,000 65,625
Hess Corp.
4.30% 04/01/27 50,000 55,438
Kinder Morgan Energy Partners LP
5.00% 08/15/42 45,000 52,965
Petroleos Mexicanos
(Mexico)
6.63% 06/15/35
3
100,000 99,156
6.75% 09/21/47
3
50,000 46,955
6.95% 01/28/60
3
35,000 32,984
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 50,000 56,035
Rockies Express Pipeline LLC
4.80% 05/15/30
1
100,000 102,879
Ruby Pipeline LLC
7.75% 04/01/22
1
50,303 49,548
Sunoco Logistics Partners Operations LP
5.40% 10/01/47 174,000 194,808
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
6.88% 01/15/29 39,000 43,988
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 35,000 35,350
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
31,980 30,481
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
20,000 18,250
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
11,400 10,759
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 32,000 33,500
6.88% 09/01/27 22,000 23,524
1,104,252
Entertainment — 0.17%
Live Nation Entertainment, Inc.
4.75% 10/15/27
1
40,000 41,060
Finance — 2.61%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
(Ireland)
3.95% 02/01/22
3
75,000 77,143
Air Lease Corp.
(MTN)
2.30% 02/01/25 75,000 77,717

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13% 10/01/23
1,3
$ 56,000 $ 59,982
5.25% 05/15/24
1,3
10,000 10,873
Citigroup, Inc.
2.57% 06/03/31
4
35,000 37,337
Ford Motor Credit Co. LLC
(LIBOR USD 3-Month plus 1.27%)
1.52% 03/28/22
2
115,000 113,053
General Motors Financial Co., Inc.
3.15% 06/30/22 75,000 77,646
3.45% 04/10/22 20,000 20,601
4.38% 09/25/21 25,000 25,679
Goldman Sachs Group, Inc. (The)
3.69% 06/05/28
4
50,000 57,596
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
50,000 53,227
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
35,000 36,696
647,550
Food — 0.98%
Kraft Heinz Foods Co.
5.00% 06/04/42 99,000 116,314
7.13% 08/01/39
1
35,000 50,329
Smithfield Foods, Inc.
3.35% 02/01/22
1
75,000 76,314
242,957
Health Care — 4.45%
AbbVie, Inc.
3.60% 05/14/25 50,000 55,737
Bausch Health Americas, Inc.
9.25% 04/01/26
1
7,000 7,843
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
70,000 82,390
4.63% 06/25/38
1
35,000 43,008
Catalent Pharma Solutions, Inc.
4.88% 01/15/26
1
36,000 36,848
Centene Corp.
3.00% 10/15/30 89,000 94,442
4.63% 12/15/29 85,000 94,478
CommonSpirit Health
2.78% 10/01/30 30,000 31,980
CVS Health Corp.
5.05% 03/25/48 60,000 81,201
Elanco Animal Health, Inc.
5.90% 08/28/28 60,000 70,987
Fresenius U.S. Finance II, Inc.
4.25% 02/01/21
1
50,000 50,128
HCA, Inc.
5.25% 04/15/25 12,000 14,020
5.25% 06/15/49 110,000 145,526
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Molina Healthcare, Inc.
5.38% 11/15/22 $ 43,000 $ 45,607
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 40,000 41,897
Partners Healthcare System, Inc.,
Series 2020
3.34% 07/01/60 80,000 91,940
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
43,000 46,010
Tenet Healthcare Corp.
4.88% 01/01/26
1
67,000 70,172
1,104,214
Industrials — 1.83%
Amcor Finance USA, Inc.
4.50% 05/15/28 20,000 23,916
Ball Corp.
4.00% 11/15/23 30,000 32,209
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.70% 08/15/36
2
325,000 238,875
Graphic Packaging International LLC
4.88% 11/15/22 55,000 57,806
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
5,000 5,106
OI European Group BV
(Netherlands)
4.00% 03/15/23
1,3
15,000 15,347
Sealed Air Corp.
4.00% 12/01/27
1
5,000 5,350
5.50% 09/15/25
1
35,000 39,227
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
1,3
34,000 35,530
453,366
Insurance — 0.89%
Farmers Exchange Capital II
6.15% 11/01/53
1,4
50,000 64,000
Nationwide Mutual Insurance Co.
2.51% 12/15/24
1,4
75,000 74,987
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
1
65,000 81,882
220,869
Materials — 0.24%
International Flavors & Fragrances, Inc.
5.00% 09/26/48 20,000 26,990
Nutrition & Biosciences, Inc.
3.47% 12/01/50
1
30,000 32,650
59,640
Real Estate Investment Trust (REIT) — 1.81%
American Campus Communities Operating Partnership LP
3.63% 11/15/27 50,000 55,015

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.75% 04/15/23 $ 35,000 $ 37,179
Boston Properties LP
3.25% 01/30/31 60,000 66,386
CyrusOne LP/ CyrusOne Finance Corp.
2.15% 11/01/30 5,000 4,886
2.90% 11/15/24 80,000 85,559
GLP Capital LP/GLP Financing II, Inc.
5.38% 04/15/26 65,000 74,721
5.75% 06/01/28 25,000 29,684
Lexington Realty Trust
2.70% 09/15/30 35,000 36,510
Ventas Realty LP
4.40% 01/15/29 50,000 58,719
448,659
Services — 0.43%
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
1,3
7,000 8,036
5.00% 11/01/22
1,3
45,000 48,186
Waste Pro USA, Inc.
5.50% 02/15/26
1
48,000 49,219
105,441
Transportation — 1.17%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90% 04/19/22 181,975 181,121
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 100,000 107,766
288,887
Total Corporates
(Cost $6,453,609) 6,889,807
MORTGAGE-BACKED — 44.16%**
Non-Agency Commercial Mortgage-Backed — 2.71%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
1,500,000 60,310
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.75% 09/10/45
1,4
1,383,060 30,528
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.44% 04/15/47
1,4
312,363 1,290
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
1.12% 10/10/46
4
1,807,582 48,076
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.49% 02/10/37
1,4
2,030,000 37,767
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.54% 09/15/37
1,4
9,783,817 194,057
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,4
$ 940,000 $ 12,616
GS Mortgage Securities Trust,
Series 2012-GC6, Class XB (IO)
0.20% 01/10/45
1,4
5,749,132 12,149
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
1.93% 11/10/45
4
2,719,464 73,110
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XA (IO)
1.00% 08/15/47
4
552,877 14,793
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.49% 12/15/47
4
1,985,600 45,396
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class XA (IO)
0.12% 01/15/46
4
6,443,058 17,858
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA (IO)
2.06% 05/10/45
1,4
1,628,838 26,445
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA (IO)
1.27% 03/15/44
1,4
14,202,762 16,701
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.67% 11/15/44
1,4
3,171,429 18,601
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
1.88% 11/15/45
1,4
934,042 24,078
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.72% 06/15/46
4
2,958,291 38,122
671,897
Non-Agency Mortgage-Backed — 31.85%
Conseco Finance Corp.,
Series 1996-7, Class M1
7.70% 09/15/26
4
77,901 79,822
Conseco Finance Corp.,
Series 1998-3, Class A6
6.76% 03/01/30
4
49,539 49,663
Conseco Finance Corp.,
Series 1998-4, Class A6
6.53% 04/01/30
4
97,274 99,185
Conseco Finance Corp.,
Series 1998-4, Class A7
6.87% 04/01/30
4
48,167 49,221
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86% 03/01/30
4
82,916 50,013
Credit-Based Asset Servicing and Securitization LLC, Mortgage
Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/21)
3.83% 02/25/37 301,043 249,010

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Mortgage
Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 02/25/21)
3.51% 03/25/37 $ 951,098 $ 499,239
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
0.26% 12/25/37
2
405,902 368,402
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.37% 01/25/38
2
952,611 674,022
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.25% 03/25/37
2
649,304 402,832
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.59% 04/19/36
4
267,044 234,383
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
2.98% 05/25/37
4
347,017 314,950
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00% 09/25/37 302,287 286,853
Impac CMB Trust,
Series 2004-4, Class 1A2
(LIBOR USD 1-Month plus 0.62%)
0.77% 09/25/34
2
157,252 154,583
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.02% 12/25/35
4
331,991 322,701
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 73,909 74,725
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 31,113 31,479
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 63,626 66,013
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A5
6.96% 09/25/28
4
153,361 162,189
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 02/25/21)
4.23% 03/25/47 749,790 567,442
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.88% 06/25/21 73,053 72,808
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2007-S1, Class 1A2
5.50% 03/25/22 $ 17,139 $ 16,241
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.48% 04/25/37
2,5,6
1,696,107 142,337
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)
1.31% 08/25/35
2
681,498 620,926
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 389,969 441,814
Mid-State Capital Corp. Trust,
Series 2004-1, Class M1
6.50% 08/15/37 269,705 285,899
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 133,040 144,171
Mid-State Trust XI,
Series 11, Class B
8.22% 07/15/38 7,270 8,152
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.45% 09/25/34
4
173,181 171,588
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
4
997,091 404,754
Oakwood Mortgage Investors, Inc.,
Series 1998-A, Class M
6.83% 05/15/28
4
49,505 49,912
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A4
6.99% 12/15/26 163,238 165,968
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A3
6.03% 05/15/24
4
200,658 205,644
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.18% 03/25/35
4
206,097 125,016
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.79% 09/25/34
4
216,141 216,048
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
1.25% 07/25/34
1,2
89,222 87,430
7,895,435
U.S. Agency Commercial Mortgage-Backed — 5.93%
Fannie Mae-Aces,
Series 2011-M5, Class X (IO)
1.07% 07/25/21
4
1,373,564 5,076

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.75% 07/25/39
4
$ 710,684 $ 26,684
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01% 07/25/33
4
385,000 43,730
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K021, Class X3 (IO)
1.97% 07/25/40
4
1,150,000 32,645
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K022, Class X3 (IO)
1.81% 08/25/40
4
5,250,000 144,249
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K023, Class X3 (IO)
1.69% 10/25/40
4
4,050,000 107,452
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K027, Class X3 (IO)
1.71% 01/25/41
4
5,000,000 161,288
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K031, Class X3 (IO)
1.66% 07/25/41
4
5,999,569 220,614
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K034, Class X1 (IO)
0.09% 07/25/23
4
6,313,133 15,616
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K040, Class X3 (IO)
2.04% 11/25/42
4
1,100,000 78,191
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KAIV, Class X2 (IO)
3.59% 06/25/41
4
1,220,000 17,796
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC04, Class X1 (IO)
1.25% 12/25/26
4
2,269,613 121,836
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC05, Class X1 (IO)
1.20% 06/25/27
4
1,995,987 112,024
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS11, Class XFX (IO)
1.60% 06/25/29
4
350,000 36,544
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series Q010, Class XPT2 (IO)
0.36% 08/25/24 4,608,982 35,040
FREMF Mortgage Trust,
Series 2012-K23, Class X2A (IO)
0.13% 10/25/45
1
60,588,501 98,844
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.03% 10/16/49
4
4,658,574 628
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.51% 09/16/50
4
2,009,607 17,108
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.33% 05/16/55
4
1,778,784 26,798
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.89% 11/16/54
4
$ 1,095,081 $ 48,318
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.63% 10/16/56
4
815,317 28,641
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
0.96% 01/15/48
4
2,861,468 89,984
1,469,106
U.S. Agency Mortgage-Backed — 3.67%
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
10.70% 05/25/23
2
643 704
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
7.79% 12/18/30
2
98,446 13,127
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
2
413 467
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
4,314 5,190
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
5.95% 10/25/25
2
593,159 46,954
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.05% 01/25/37
2
768,943 201,412
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.90% 11/25/36
2
963,761 196,416
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
6.27% 05/25/40
2
838,398 178,729
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
6,147 6,542
Freddie Mac REMICS,
Series 1673, Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year plus 19.39%, 18.31% Cap)
17.39% 02/15/24
2
36,444 42,801

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 0.15% Cap)
0.15% 08/15/36
2
$ 11,555,787 $ 53,505
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
5.96% 03/15/37
2
666,951 138,975
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
14.00% 11/26/23
2
22,486 25,675
910,497
Total Mortgage-Backed
(Cost $15,052,252) 10,946,935
MUNICIPAL BONDS — 3.11%*
California — 1.16%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 35,000 36,129
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series D
4.00% 05/15/48 15,000 17,895
Regents of the University of California Medical Center Pooled
Revenue, Taxable Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 55,000 61,830
San Francisco City & County Airport Comm -San Francisco
International Airport, Airport and Marina Improvements, Series
A
5.00% 05/01/49 140,000 172,493
288,347
Colorado — 0.12%
City & County of Denver Airport System Revenue Bonds,
Series C
2.24% 11/15/30 30,000 30,099
Florida — 0.14%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.86% 10/01/35 15,000 15,478
Greater Orlando Aviation Authority, Port, Airport and Marina
Improvements, Series A
5.00% 10/01/44 15,000 18,600
34,078
Massachusetts — 0.37%
Commonwealth of Massachusetts, Public Improvements,
Series C
3.00% 03/01/48 85,000 93,113
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York — 1.32%
Metropolitan Transportation Authority, Green Taxable Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 $ 40,000 $ 45,990
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements, Subseries B3
1.85% 08/01/32 75,000 74,320
New York City Water & Sewer System Revenue Bonds, Water
Utility Improvements
3.00% 06/15/50 120,000 128,843
New York State Dormitory Authority Revenue Bonds, University
& College Improvements, Series A
4.00% 03/15/44 45,000 53,388
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series E
4.00% 03/15/43 20,000 23,591
326,132
Total Municipal Bonds
(Cost $715,988) 771,769
Total Bonds — 89.84%
(Cost $26,220,909)
22,269,326
Issues Shares Value
COMMON STOCK — 0.29%
Real Estate Investment Trust (REIT) — 0.29%
AGNC Investment Corp. 4,500 70,200
Total Common Stock
(Cost $64,005)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6.13%
Commercial Paper — 1.27%
Ford Motor Credit Co. LLC
2.88%
9
01/08/21
1
315,000 314,935
Foreign Government Obligations — 1.96%
Japan Treasury Discount Bill,
Series 956
(Japan)
0.00%
9
03/15/21
3
25,000,000 242,190
Japan Treasury Discount Bill,
Series 958
(Japan)
0.00%
9
03/22/21
3
25,000,000 242,196
484,386
Money Market Funds — 0.08%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
10
20,908 20,908

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 2.82%
U.S. Treasury Bills
0.09%
9
01/28/21 $ 700,000 $ 699,969
Total Short-Term Investments
(Cost $1,515,975) 1,520,198
Total Investments - 96.26%
(Cost $27,800,889) 23,859,724
Cash and Other Assets, Less Liabilities - 3.74% 927,679
Net Assets - 100.00% $ 24,787,403
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2020.
3
U.S. dollar-denominated security issued by foreign-domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $190,690, which is 0.77% of total net assets.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Represents annualized yield at date of purchase.
10
Represents the current yield as of December 31, 2020.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CDO): Collateralized Debt Obligations
(CLO): Collateralized Loan Obligation
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(STEP): Step Coupon Bond
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 240,224 JPY 25,000,000 Goldman Sachs International 03/15/21 $ (2,119)
USD 240,543 JPY 25,000,000 Goldman Sachs International 03/22/21 (1,821)
NET UNREALIZED DEPRECIATION $ (3,940)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 9 03/22/21 $ (1,407,234) $ 7,294 $ 7,294
U.S. Treasury Five Year Note 8 03/31/21 (1,009,313) (1,025) (1,025)
U.S. Treasury Ultra Bond 8 03/22/21 (1,708,500) 21,867 21,867
TOTAL FUTURES CONTRACTS $ (4,125,047) $ 28,136 $ 28,136

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
STRATEGIC INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Commercial Paper $ — $ 314,935 $ — $ 314,935
Foreign Government Obligations — 484,386 — 484,386
Money Market Funds 20,908 — — 20,908
U.S. Treasury Bills 699,969 — — 699,969
Long-Term Investments:
Asset-Backed Securities — 3,612,462 48,353 3,660,815
Common Stock 70,200 — — 70,200
Corporates — 6,889,807 — 6,889,807
Mortgage-Backed — 10,804,598 142,337 10,946,935
Municipal Bonds — 771,769 — 771,769
Other Financial Instruments
*
Assets:
Interest rate contracts 29,161 — — 29,161
Liabilities:
Foreign currency exchange contracts — (3,940) — (3,940)
Interest rate contracts (1,025) — — (1,025)
Total $ 819,213 $ 22,874,017 $ 190,690 $ 23,883,920
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
STRATEGIC
INCOME FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2020 $ 110,334 $ 216,306
Accrued discounts/premiums 197 56,618
Realized (loss) (330,961) (27,694)
Change in unrealized appreciation/(depreciation)* 276,036 (38,982)
Purchases — —
Sales (7,253) (63,911)
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
December 31, 2020
$ 48,353 $ 142,337
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $(53,661) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2020.
STRATEGIC INCOME FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $48,353 Third-party Vendor Vendor Prices $11.52 $11.52
Mortgage-Backed Securities-Non Agency $142,337 Third-party Vendor Vendor Prices 8.39 8.39